EQUIPMENT LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Less: Future interest charges	$ (50)	$ (50)	$ (130)
Present value of loan payments	928	1,246	2,168
Less: Current portion	(517)	(848)	(977)
Non-current portion	411	398	1,191
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Contractual maturities	550	886	1,060
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Contractual maturities	$ 428	$ 410	$ 1,238